Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Summary of Fair Value of Warrant Liabilities

The fair value of the warrant liabilities was measured using the Monte Carlo pricing model. Significant inputs into the model as of June 28, 2021 and December 31, 2020 are as follows:

Monte Carlo Assumptions	June 28, 2021
Exercise price	$0.39
Warrant expiration date	May 4, 2023
Stock price	$2.03
Interest rate (annual) (1)	0.22%
Volatility (annual) (2)	74.7%
Remaining term (years)	1.85
Annualized dividend yield (3)	0%